Consolidated statement of changes in equity - AUD ($) $ in Millions		Total equity attributable to owners of WBC	Share capital	Reserves	Retained profits	Non-controlling interests	Total
Impact on adoption of new accounting standards		$ (725)		$ 2	$ (727)		$ (725)
Restated opening balance		63,796	$ 35,561	1,079	27,156	$ 52	63,848
Balance at Sep. 30, 2018		64,521	35,561	1,077	27,883	52	64,573
Net profit for the year		3,173			3,173	3	3,176
Net other comprehensive income for the year		(161)		(8)	(153)	1	(160)
Total comprehensive income for the period		3,012		(8)	3,020	4	3,016
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(3,227)			(3,227)		(3,227)
Dividend reinvestment plan		330	330				330
Other equity movements
Share-based payment arrangements		70		70			70
Purchase of shares (net of issue costs)		(31)	(31)				(31)
Net (acquisition)/disposal of treasury shares		(66)	(66)				(66)
Other						(5)	(5)
Total contributions and distributions		(2,924)	233	70	(3,227)	(5)	(2,929)
Balance at Mar. 31, 2019		63,884	35,794	1,141	26,949	51	63,935
Net profit for the year		3,611			3,611	3	3,614
Net other comprehensive income for the year		(3)		130	(133)	1	(2)
Total comprehensive income for the period		3,608		130	3,478	4	3,612
Transactions in capacity as equityholders
Dividends on ordinary shares	[1]	(3,239)			(3,239)		(3,239)
Dividend reinvestment plan		1,159	1,159				1,159
Other equity movements
Share-based payment arrangements		38		38			38
Purchase of shares (net of issue costs)		(2)	(2)				(2)
Net (acquisition)/disposal of treasury shares		4	4				4
Other		2		2		(2)
Total contributions and distributions		(2,038)	1,161	40	(3,239)	(2)	(2,040)
Balance at Sep. 30, 2019		65,454	36,955	1,311	27,188	53	65,507
Net profit for the year		1,190			1,190	1	1,191
Net other comprehensive income for the year		715		317	398	3	718
Total comprehensive income for the period		1,905		317	1,588	4	1,909
Transactions in capacity as equityholders
Share issuances		2,751	2,751				2,751
Dividends on ordinary shares	[1]	(2,791)			(2,791)		(2,791)
Dividend reinvestment plan		273	273				273
Other equity movements
Share-based payment arrangements		60		60			60
Purchase of shares (net of issue costs)		(29)	(29)				(29)
Net (acquisition)/disposal of treasury shares		(33)	(33)				(33)
Other						(1)	(1)
Total contributions and distributions		231	2,962	60	(2,791)	(1)	230
Balance at Mar. 31, 2020		$ 67,590	$ 39,917	$ 1,688	$ 25,985	$ 56	$ 67,646

[1]	First Half 2020 reflects the 2019 final dividend of 80 cents per share ($2,791 million) (Second Half 2019: 2019 interim dividend of 94 cents per share ($3,239 million) and First Half 2019: 2018 final dividend of 94 cents per share ($3,227 million)), all fully franked at 30%.